RISK MANAGEMENT - Probability of default analysis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	$ 292,433,720	$ 269,560,244
Exposure to credit risk outside of the statement of financial position	31,399,492	29,798,544
Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	31,399,492	29,798,544
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	200,136,125	186,203,770
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	115,414,643	107,047,817
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	705,055	392,607
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	61,976,325	59,999,611
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	22,035,727	18,486,206
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,375	277,529
0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	27,790,526	26,635,121
0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	168,133,795	157,477,318
0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	96,826,695	90,369,120
0% - 7.5% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	703,863	392,607
0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	50,801,313	49,844,542
0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	19,801,506	16,703,178
0% - 7.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	418	167,871
7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	897,444	1,118,635
7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	12,111,469	9,493,176
7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	6,717,057	5,292,513
7.5% - 15% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,192
7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,040,368	3,792,346
7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	352,540	381,893
7.5% - 15% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	312	26,424
15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,286,632	1,715,107
15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	983,244	1,090,031
15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	239,096	290,761
15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	526,361	628,643
15% - 22.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	217,787	156,150
15% - 22.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		14,477
22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	28,596	13,611
22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	901,859	1,029,751
22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	327,149	371,940
22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	461,203	591,038
22.5% - 30% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	113,489	58,586
22.5% - 30% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	18	8,187
30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	145,873	147,062
30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,757,457	2,238,438
30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,021,848	1,419,479
30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	457,767	594,958
30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	277,824	220,303
30% - 45% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	18	3,698
45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	74,614	3,075
45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,011,567	604,939
45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	257,047	29,644
45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	541,072	409,229
45% - 60% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	213,437	160,225
45% - 60% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	11	5,841
60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	3,445	1,485
60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,933,403	1,674,345
60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	177,095	81,812
60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,492,850	1,377,873
60% - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	263,419	200,657
60% - 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	39	14,003
> 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	172,362	164,448
> 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	13,303,331	12,595,772
> 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,848,656	9,192,548
> 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,655,391	2,760,982
> 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	795,725	605,214
> 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,559	37,028
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	28,298,642	26,817,149
12-month expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	177,196,531	164,524,561
12-month expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	101,927,905	94,328,300
12-month expected credit losses [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	705,055	392,607
12-month expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	54,689,265	52,856,109
12-month expected credit losses [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	19,873,529	16,720,997
12-month expected credit losses [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	777	226,548
12-month expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	27,724,323	26,560,070
12-month expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	165,325,376	155,352,194
12-month expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	95,690,974	89,446,752
12-month expected credit losses [member] | 0% - 7.5% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	703,863	392,607
12-month expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	49,327,615	48,882,951
12-month expected credit losses [member] | 0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	19,602,506	16,462,013
12-month expected credit losses [member] | 0% - 7.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	418	167,871
12-month expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	460,057	217,078
12-month expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	10,731,075	8,001,193
12-month expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,926,757	4,619,984
12-month expected credit losses [member] | 7.5% - 15% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,192
12-month expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,600,920	3,162,195
12-month expected credit losses [member] | 7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	201,894	192,612
12-month expected credit losses [member] | 7.5% - 15% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	312	26,402
12-month expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	79,091	30,108
12-month expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	535,897	635,366
12-month expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	91,248	149,734
12-month expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	377,855	407,118
12-month expected credit losses [member] | 15% - 22.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	66,794	64,124
12-month expected credit losses [member] | 15% - 22.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		14,390
12-month expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	22,053	8,822
12-month expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	344,972	372,476
12-month expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	113,165	75,014
12-month expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	230,075	287,632
12-month expected credit losses [member] | 22.5% - 30% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,718	1,654
12-month expected credit losses [member] | 22.5% - 30% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	14	8,176
12-month expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	12,330	1,059
12-month expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	185,460	122,410
12-month expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	69,485	35,159
12-month expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	115,355	83,212
12-month expected credit losses [member] | 30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	617	594
12-month expected credit losses [member] | 30% - 45% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3	3,445
12-month expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	539	2
12-month expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	62,448	10,436
12-month expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	33,092
12-month expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	29,356	5,394
12-month expected credit losses [member] | 45% - 60% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		5,042
12-month expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	244	9
12-month expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,205	30,479
12-month expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,895	1,652
12-month expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	6,280	27,605
12-month expected credit losses [member] | 60% - 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	30	1,222
12-month expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	5	1
12-month expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,098	7
12-month expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	289	5
12-month expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,809	2
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,929,518	2,816,123
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,518,574	9,114,047
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,464,250	3,530,534
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,687,252	4,408,775
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,367,033	1,160,785
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	39	13,953
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	65,537	74,846
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,733,552	2,123,462
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,061,196	922,338
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,473,359	959,967
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	198,997	241,157
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	437,341	901,543
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,379,780	1,491,965
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	789,697	672,515
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	439,437	630,148
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	150,646	189,280
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		22
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,207,502	1,684,982
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	447,250	454,652
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	147,840	141,027
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	148,417	221,512
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	150,993	92,026
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		87
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	6,514	4,715
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	556,641	657,258
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	213,759	296,926
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	231,107	303,389
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	111,771	56,932
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4	11
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	133,364	145,865
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,570,202	2,115,980
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	950,652	1,384,320
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	342,328	511,700
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	277,207	219,707
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	15	253
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	74,023	2,821
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	948,971	594,121
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	223,917	29,600
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	511,606	403,500
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	213,437	160,222
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	11	799
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,867	1,050
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,818,316	1,640,781
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	76,708	79,911
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,478,181	1,347,432
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	263,418	200,657
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9	12,781
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,370	301
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	63,862	35,828
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	481	3,897
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	62,817	31,127
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	564	804
Financial instruments credit-impaired [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	795,165	604,424
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	171,332	165,272
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	13,421,020	12,565,162
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	10,022,488	9,188,983
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,599,808	2,734,727
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	795,165	604,424
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,559	37,028
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	666	205
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	74,867	1,662
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	74,525	30
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	339	1,624
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3	8
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	46	14
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	614	18
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	603	14
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	11	3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	39	17
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	97	13
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	89	13
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	29	74
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	246	17
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	225
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	21	17
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	179	138
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,795	48
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,711
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	84	46
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	52	252
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	148	382
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	38	44
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	110	335
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	334	426
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	105,882	3,085
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	97,492	249
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8,389	2,836
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	169,987	164,146
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	13,237,371	12,559,937
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	9,847,886	9,188,646
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,590,765	2,729,853
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	795,161	604,410
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	$ 3,559	$ 37,028